Social and statutory obligations (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of social and statutory obligations

	2025	2024

Statutory payments	125,074	177,961
Employee profit-sharing (i)	1,056,552	965,159
Salaries and other benefits payable	183,627	167,791
Total	1,365,253	1,310,911

(i)The Group has a bonus scheme for its employees based on a profit-sharing program as agreed under collective bargaining with the syndicate, which does not extend to the Board of Directors. The bonus is calculated at each half of the year and payments are made in February and August.